Derivative financial instruments and hedging activities - Summary of Fair Value Hedges - Assets and Liabilities Designated as hedged Items (Detail) - Fair value hedges [member] - Interest rate risk [member] - Designated as hedged items in hedging relationships [member] - CAD ($)
$ in Millions
12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Fixed rate assets [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount, Assets	$ 86,734	$ 52,216
Accumulated amount of fair value adjustments on the hedged item, Assets	$ (3,911)	$ (3,285)
Consolidated Balance Sheet items	Securities – Investment, net of applicable allowance; Loans – Retail; Loans – Wholesale	Securities – Investment, net of applicable allowance; Loans – Retail; Loans – Wholesale
Changes in fair values used for calculating hedge ineffectiveness	$ (1,445)	$ (3,695)
Fixed rate liabilities [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount, Liabilities	102,535	86,738
Accumulated amount of fair value adjustments on the hedged item, Liabilities	$ (6,340)	$ (5,924)
Consolidated Balance Sheet items	Deposits – Business and government; Subordinated debentures; Deposits – Bank	Deposits – Business and government; Subordinated debentures; Deposits – Bank
Changes in fair values used for calculating hedge ineffectiveness	$ 276	$ 5,742